Earnings per share (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Profit/(loss) attributable to ordinary shareholders	£ 1,622	£ 752	£ (6,955)
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year	12,009	11,867	11,692
Effect of dilutive share options and convertible securities	52	69	51
Diluted weighted average number of ordinary shares outstanding during the year	12,061	11,936	11,743